Dividends (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Common stock, dividends, declared (in usd per share)	$ 0.20	$ 0.20	$ 0.20
Series C preferred stock
Class of Stock [Line Items]
Preferred stock, per share, dividends declared (usd per share)		$ 2.00	$ 2.00
Payments of preference stock	$ 1,610	$ 1,610	$ 1,610
Series D preferred stock
Class of Stock [Line Items]
Preferred stock, per share, dividends declared (usd per share)	$ 2.00	$ 2.00
Payments of preference stock	$ 6,390	$ 6,390	$ 6,390
O 2023 Q1 Dividends
Class of Stock [Line Items]
Common stock, dividends, declared (in usd per share)			$ 0.05
O 2023 Q2 Dividends
Class of Stock [Line Items]
Common stock, dividends, declared (in usd per share)			0.05
O 2023 Q3 Dividends
Class of Stock [Line Items]
Common stock, dividends, declared (in usd per share)			0.05
O 2023 Q4 Dividends
Class of Stock [Line Items]
Common stock, dividends, declared (in usd per share)			$ 0.05
O 2023 A Regular Dividends
Class of Stock [Line Items]
Common stock dividends, cash paid quarterly			$ 22,678
O 2024 Q1 Dividends
Class of Stock [Line Items]
Common stock, dividends, declared (in usd per share)		$ 0.05
O 2024 Q2 Dividends
Class of Stock [Line Items]
Common stock, dividends, declared (in usd per share)		0.05
O 2024 Q3 Dividends
Class of Stock [Line Items]
Common stock, dividends, declared (in usd per share)		0.05
O 2024 Q4 Dividends
Class of Stock [Line Items]
Common stock, dividends, declared (in usd per share)		$ 0.05
O 2024 A Regular Dividends
Class of Stock [Line Items]
Common stock dividends, cash paid quarterly		$ 21,502
O 2025 Q1 Dividends
Class of Stock [Line Items]
Common stock, dividends, declared (in usd per share)	$ 0.05
O 2025 Q2 Dividends
Class of Stock [Line Items]
Common stock, dividends, declared (in usd per share)	0.05
O 2025 Q3 Dividends
Class of Stock [Line Items]
Common stock, dividends, declared (in usd per share)	0.05
O 2025 Q4 Dividends
Class of Stock [Line Items]
Common stock, dividends, declared (in usd per share)	$ 0.05
O 2025 A Regular Dividends
Class of Stock [Line Items]
Common stock dividends, cash paid quarterly	$ 20,610
O 2023 Q1 Preference Dividends | Series C preferred stock
Class of Stock [Line Items]
Preferred stock, per share, dividends declared (usd per share)			$ 0.50
O 2023 Q1 Preference Dividends | Series D preferred stock
Class of Stock [Line Items]
Preferred stock, per share, dividends declared (usd per share)			0.50
O 2023 Q2 Preference Dividends | Series C preferred stock
Class of Stock [Line Items]
Preferred stock, per share, dividends declared (usd per share)			0.50
O 2023 Q2 Preference Dividends | Series D preferred stock
Class of Stock [Line Items]
Preferred stock, per share, dividends declared (usd per share)			0.50
O 2023 Q3 Preference Dividends | Series C preferred stock
Class of Stock [Line Items]
Preferred stock, per share, dividends declared (usd per share)			0.50
O 2023 Q3 Preference Dividends | Series D preferred stock
Class of Stock [Line Items]
Preferred stock, per share, dividends declared (usd per share)			0.50
O 2023 Q4 Preference Dividends | Series C preferred stock
Class of Stock [Line Items]
Preferred stock, per share, dividends declared (usd per share)			0.50
O 2023 Q4 Preference Dividends | Series D preferred stock
Class of Stock [Line Items]
Preferred stock, per share, dividends declared (usd per share)			$ 0.50
O 2024 Q1 Preference Dividends | Series C preferred stock
Class of Stock [Line Items]
Preferred stock, per share, dividends declared (usd per share)		$ 0.50
O 2024 Q1 Preference Dividends | Series D preferred stock
Class of Stock [Line Items]
Preferred stock, per share, dividends declared (usd per share)		0.50
O 2024 Q2 Preference Dividends | Series C preferred stock
Class of Stock [Line Items]
Preferred stock, per share, dividends declared (usd per share)		0.50
O 2024 Q2 Preference Dividends | Series D preferred stock
Class of Stock [Line Items]
Preferred stock, per share, dividends declared (usd per share)		0.50
O 2024 Q3 Preference Dividends | Series C preferred stock
Class of Stock [Line Items]
Preferred stock, per share, dividends declared (usd per share)		0.50
O 2024 Q3 Preference Dividends | Series D preferred stock
Class of Stock [Line Items]
Preferred stock, per share, dividends declared (usd per share)		0.50
O 2024 Q4 Preference Dividends | Series C preferred stock
Class of Stock [Line Items]
Preferred stock, per share, dividends declared (usd per share)		0.50
O 2024 Q4 Preference Dividends | Series D preferred stock
Class of Stock [Line Items]
Preferred stock, per share, dividends declared (usd per share)		$ 0.50
O 2025 Q1 Preference Dividends | Series C preferred stock
Class of Stock [Line Items]
Preferred stock, per share, dividends declared (usd per share)	$ 0.50
O 2025 Q1 Preference Dividends | Series D preferred stock
Class of Stock [Line Items]
Preferred stock, per share, dividends declared (usd per share)	0.50
O 2025 Q2 Preference Dividends | Series C preferred stock
Class of Stock [Line Items]
Preferred stock, per share, dividends declared (usd per share)	0.50
O 2025 Q2 Preference Dividends | Series D preferred stock
Class of Stock [Line Items]
Preferred stock, per share, dividends declared (usd per share)	0.50
O 2025 Q3 Preference Dividends | Series C preferred stock
Class of Stock [Line Items]
Preferred stock, per share, dividends declared (usd per share)	0.50
O 2025 Q3 Preference Dividends | Series D preferred stock
Class of Stock [Line Items]
Preferred stock, per share, dividends declared (usd per share)	0.50
O 2025 Q4 Preference Dividends | Series C preferred stock
Class of Stock [Line Items]
Preferred stock, per share, dividends declared (usd per share)	0.50
O 2025 Q4 Preference Dividends | Series D preferred stock
Class of Stock [Line Items]
Preferred stock, per share, dividends declared (usd per share)	$ 0.50